Offerings	Sep. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Contentful Global, Inc. 2021 Equity Incentive Plan (Stock Option Awards)
Amount Registered | shares	444,096
Proposed Maximum Offering Price per Unit	80.90
Maximum Aggregate Offering Price	$ 35,927,366.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,961.57
Offering Note	Represents shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock"), reserved for issuance pursuant to outstanding stock option awards (the "Contentful Plan Option Awards") under the Contentful Global, Inc. 2021 Equity Incentive Plan (the "Contentful Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Contentful Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. The proposed maximum offering price per unit and maximum aggregate offering price are estimated in accordance with Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee on the basis of the weighted-average exercise price of the Contentful Plan Option Awards.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Contentful Global, Inc. 2021 Equity Incentive Plan (Restricted Stock Unit Awards)
Amount Registered | shares	136,513
Proposed Maximum Offering Price per Unit	202.70
Maximum Aggregate Offering Price	$ 27,671,185.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,821.39
Offering Note	Represents shares of Common Stock reserved for issuance pursuant to outstanding restricted stock unit awards (the "Contentful Plan RSU Awards") under the Contentful Plan. Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Contentful Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. The proposed maximum offering price per unit and maximum aggregate offering price are estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee on the basis of the average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on August 26, 2026, which date is a date within five business days of the filing of this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Contentful Global, Inc. 2021 Replacement Equity Plan (Restricted Stock Unit Awards)
Amount Registered | shares	19,809
Proposed Maximum Offering Price per Unit	202.70
Maximum Aggregate Offering Price	$ 4,015,284.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 554.51
Offering Note	Represents shares of Common Stock reserved for issuance pursuant to outstanding restricted stock unit awards (the "Contentful Replacement Plan RSU Awards") under the Contentful Global, Inc. 2021 Replacement Equity Plan (the "Contentful Replacement Plan"). Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Contentful Replacement Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. The proposed maximum offering price per unit and maximum aggregate offering price are estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee on the basis of the average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on August 26, 2026, which date is a date within five business days of the filing of this Registration Statement.